UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number: 28-14502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
October 3, 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
84
Form 13F Information Table Value Total:
$124,549


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

                                                            Value    Shares/  Sh/  Put/  Invstmt  Other     Voting Authority
Name of Issuer                Title of Class   CUSIP       (x$1000)  PRN AMT   PRN  Call Discretn Managers  Sole     Shared  None

Accenture LTD.                COM	      G1150G111      347      6585    SH	 SOLE		    6585
Affiliated Managers Group     COM	      008252108     3351     42939    SH	 SOLE		   14019	    28920
Aflac Inc	              COM	      001055102	     273      7814    SH	 SOLE		    7814
Allete Inc.                   COM	      018522300     2256     61598    SH	 SOLE		   19373	    42225
Alpha Natural Resources Inc.  COM	      02076X102     1157     65416    SH	 SOLE		   23893	    41523
American Eagle Outfitters Inc.COM	      02553E106     2129    181648    SH	 SOLE		   58587	   123061
Ameritrade Holdings Corp      COM	      03074K100      302     20557    SH	 SOLE		   20557
AMN Healthcare Services Inc.  COM	      001744101     2390    596090    SH	 SOLE		  186203	   409887
Annaly Capital Management Inc.COM	      035710409	     309     18601    SH	 SOLE		   18601
Apache Corporation            COM	      037411105	     248      3096    SH	 SOLE		    3096
Arbitron Inc.                 COM	      03875Q108     1776     53689    SH	 SOLE		   16740	    36949
ATMI Inc.                     COM	      00207R101     2462    155646    SH	 SOLE		   48076	   107570
Avery Dennison Corporation    COM	      053611109	     202      8045    SH	 SOLE		    8045
Cal - Maine Foods Inc         COM	      128030202	    3230    102759    SH	 SOLE		   32372	    70387
Capitol Federal Financial Inc.COM	      14057J101     2122    200905    SH	 SOLE		   61638	   139267
Capstead Mortgage Corporation COM	      14067E506     2495    216234    SH	 SOLE		   79630	   136604
CareFusion Corporation        COM	      14170T101      311     12982    SH	 SOLE		   12982
Caterpillar Inc               COM	      149123101	     235      3181    SH	 SOLE		    3181
Chubb Corp                    COM	      171232101	     363      6049    SH	 SOLE		    6049
Cirrus Logic Inc.             COM	      172755100	    1983    134528    SH	 SOLE		   42897	    91631
Cisco Systems                 COM	      17275R102      379     24469    SH	 SOLE		   24469
Citi Trends, Inc.             COM	      17306X102     2312    196414    SH	 SOLE		   59540	   136874
Clorox Company                COM	      189054109	     328      4947    SH	 SOLE		    4947
Commercial Metals Company     COM	      201723103	    1530    160891    SH	 SOLE		   65342	    95549
Conocophillips                COM	      20825C104      236      3728    SH	 SOLE		    3728
Covance Inc                   COM	      222816100	    3078     67733    SH	 SOLE		   22765	    44968
Cubist Pharmaceuticals Inc.   COM	      229678107	    1500     42464    SH	 SOLE		   11034	    31430
Cymer Inc.                    COM	      232572107	    2370     63734    SH	 SOLE		   20034	    43700
Dg Fastchannel Inc  Com       COM	      23326R109     2796    164979    SH	 SOLE		   51058	   113921
Endo Pharmaceuticals Holdings COM	      29264F205     2485     88783    SH	 SOLE		   30134	    58649
Exelon Corp                   COM	      30161N101      254      5952    SH	 SOLE		    5952
FBR & Company                 COM	      30247C301     2013    845605    SH	 SOLE		  266321	   579284
Flir Systems Inc.             COM	      302445101	    2777    110870    SH 	 SOLE		   35593	    75277
GameStop Corporation          COM	      36467W109     3169    137173    SH	 SOLE		   46842	    90331
GFI Group Inc.                COM	      361652209	    2794    694984    SH	 SOLE		  214614	   480370
Goldman Sach Group Inc.       COM	      38141G104	     277      2926    SH	 SOLE		    2926
Goodrich Petroleum CorporationCOM	      382410405	    2217    187572    SH	 SOLE		   59956	   127616
GT Advanced Technologies Inc. COM	      36191U106     2175    309800    SH	 SOLE		   98373	   211427
Gulfport Energy Corporation   COM	      402635304	    2208     91297    SH	 SOLE		   30091	    61206
Harris Corp                   COM	      413675105	     327      9570    SH	 SOLE		    9570
Helix Energy Solution Gp      COM	      42330P107     2908    222019    SH	 SOLE		   69598	   152421
Illinois Tool Works Inc.      COM	      452308109	     298      7153    SH	 SOLE		    7153
Intel                         COM	      458140100	     444     20820    SH	 SOLE		   20820
Intuit Inc.                   COM	      461202103	     314      6618    SH	 SOLE		    6618
Irobot Corporation            COM	      462726100	    2294     91179    SH	 SOLE		   30412            60767
Ishares  R2000 Value          COM	      464287630	     282      4951    SH	 SOLE		    4951
Ishares R1000 Growth          COM	      464287614	     385      7317    SH	 SOLE		    7317
Ishares R2000 Growth          COM	      464287648	     294      3995    SH	 SOLE		    3995
Jones Lang LaSalle Inc.       COM	      48020Q107     1838     35485    SH	 SOLE		   11804	    23681
Kirkland's Inc.               COM	      497498105	    2106    229698    SH	 SOLE		   70493	   159205
Kohl's Corp                   COM	      500255104	     482      9809    SH	 SOLE		    9809
Kulicke & Soffa Industries IncCOM	      501242101	    2191    293664    SH	 SOLE		   91801	   201863
Logitech International SA     COM	      H50430232     3056    391266    SH	 SOLE		  125554	   265712
Marsh & Mclennan Companies IncCOM	      571748102	     307     11555    SH	 SOLE		   11555
Mattel Inc.                   COM	      577081102	     379     14626    SH	 SOLE		   14626
Medtronic Inc                 COM	      585055106	     350     10539    SH	 SOLE		   10539
Montpelier Re Holdings LTD    COM	      G62185106     3403    192502    SH	 SOLE	           61071	   131431
Nike Inc Class B              COM	      654106103	     326      3809    SH	 SOLE		    3809
Nordic American Tankers Ltd.  COM	      G65773106     2539    180335    SH	 SOLE		  167494	    12841
OmniVision Technologies       COM	      682128103	    1635    116464    SH	 SOLE		   37565	    78899
Oplink Communications, Inc.   COM	      68375Q403     2233    147489    SH	 SOLE		   45092	   102397
Orbital Sciences Corporation  COM	      685564106	    2446    191091    SH	 SOLE		   60312	   130779
Rigel Pharmaceuticals Inc.    COM	      766559603	    2951    400922    SH	 SOLE		  128922	   272000
Rogers Corporation            COM	      775133101	     914     23352    SH	 SOLE		    8351	    15001
Rubicon Technology Inc.       COM	      78112T107     2834    259331    SH	 SOLE		   82610	   176721
Skechers USA Inc.             COM	      830566105	    2754    196297    SH	 SOLE		   62418	   133879
Starbucks Corp                COM	      855244109	     289      7739    SH	 SOLE		    7739
Stryker Corp   	              COM	      863667101	     354      7514    SH	 SOLE		    7514
Symantec Corp	              COM	      871503108	     282     17277    SH	 SOLE		   17277
Synaptics Inc.                COM	      87157D109     2501    104643    SH	 SOLE		   33107	    71536
Sysco Corporation             COM	      871829107	     283     10918    SH	 SOLE		   10918
Taser Intl Inc                COM	      87651B104     3630    842248    SH	 SOLE		  265325	   576923
Texas Instruments             COM	      882508104	     268     10071    SH	 SOLE		   10071
Thompson Creek Metals Company COM	      884768102	    2231    367563    SH	 SOLE		  115118	   252445
Tutor Perini Corp             COM	      901109108	    2942    256010    SH	 SOLE		   79023	   176987
Umpqua Holdings Corp          COM	      904214103	    2339    266114    SH	 SOLE		   82620	   183494
United Therapeutics Corp      COM	      91307C102      544     14509    SH	 SOLE		    4054	    10455
Unitedhealth Group            COM	      91324P102      488     10589    SH	 SOLE		   10589
Vanguard Emerging Markets VIPECOM	      922042658	     266      7419    SH	 SOLE		    7419
Vanguard Pacific VIPERs       COM	      922042866	     232      4778    SH	 SOLE		    4778
Varian Medical Systems Inc.   COM	      92220P105      382      7321    SH	 SOLE		    7321
ViroPharma Inc.               COM	      928241108	    3786    209503    SH	 SOLE		   67249           142254
Walgreen Company	      COM	      931422109	     225      6831    SH	 SOLE		    6831
Windstream Corp               COM	      97381W104      380     32595    SH	 SOLE		   32595